Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Variable Insurance Fund, Inc.
Entity Central Index Key	0001011378
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000011741
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	Class I
Trading Symbol	MMGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
AssetsNet	$ 191,165,379
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$191,165,379
# of Portfolio Holdings	39
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Discretionary	2.6%
Consumer Staples	2.9%
Real Estate	3.5%
Short-Term Investments	3.9%
Communication Services	4.3%
Industrials	10.8%
Financials	11.7%
Health Care	21.8%
Information Technology	38.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.6%
Royalty Pharma PLC	8.7%
Affirm Holdings, Inc.	7.2%
Aurora Innovation, Inc.	6.8%
IonQ, Inc.	5.9%
Roivant Sciences Ltd.	5.4%
QXO, Inc.	4.6%
Databricks, Inc.	4.3%
ROBLOX Corp.	4.0%
Opendoor Technologies, Inc.	3.5%
Total	64.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011740
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	Class II
Trading Symbol	MMGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	1.04%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[2]
AssetsNet	$ 191,165,379
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$191,165,379
# of Portfolio Holdings	39
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Discretionary	2.6%
Consumer Staples	2.9%
Real Estate	3.5%
Short-Term Investments	3.9%
Communication Services	4.3%
Industrials	10.8%
Financials	11.7%
Health Care	21.8%
Information Technology	38.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.6%
Royalty Pharma PLC	8.7%
Affirm Holdings, Inc.	7.2%
Aurora Innovation, Inc.	6.8%
IonQ, Inc.	5.9%
Roivant Sciences Ltd.	5.4%
QXO, Inc.	4.6%
Databricks, Inc.	4.3%
ROBLOX Corp.	4.0%
Opendoor Technologies, Inc.	3.5%
Total	64.0%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	MEMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.23%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.23%	[3]
AssetsNet	$ 240,082,864
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$240,082,864
# of Portfolio Holdings	82
Portfolio Turnover Rate	17%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
Mexico	2.3%
United States	2.4%
Poland	2.8%
South Africa	4.2%
Brazil	4.3%
India	12.0%
China	12.9%
Korea, Republic of	24.7%
Taiwan	28.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	13.2%
SK Hynix, Inc.	4.9%
SK Square Co. Ltd.	3.8%
Tencent Holdings Ltd.	3.1%
MediaTek, Inc.	2.9%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.5%
Unimicron Technology Corp.	1.4%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011753
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	Class II
Trading Symbol	MSMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$73	1.28%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.28%	[4]
AssetsNet	$ 240,082,864
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$240,082,864
# of Portfolio Holdings	82
Portfolio Turnover Rate	17%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	4.1%
Hungary	1.5%
Mexico	2.3%
United States	2.4%
Poland	2.8%
South Africa	4.2%
Brazil	4.3%
India	12.0%
China	12.9%
Korea, Republic of	24.7%
Taiwan	28.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	17.5%
Samsung Electronics Co. Ltd.	13.2%
SK Hynix, Inc.	4.9%
SK Square Co. Ltd.	3.8%
Tencent Holdings Ltd.	3.1%
MediaTek, Inc.	2.9%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.8%
ASE Technology Holding Co. Ltd.	1.5%
Unimicron Technology Corp.	1.4%
Total	52.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011764
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	Class I
Trading Symbol	MIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[5]
AssetsNet	$ 82,387,014
Holdings Count | Holding	1,398
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$82,387,014
# of Portfolio Holdings	1,398
Portfolio Turnover Rate	29%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.7%
Oceania	2.2%
South America	2.7%
Asia	8.5%
Europe	19.4%
North America	66.4%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.6%
Supranational	0.8%
Asset-Backed Securities	0.9%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	3.6%
Corporate Bonds	6.7%
U.S. Treasury Securities	7.2%
Short-Term Investments	8.0%
Sovereign	21.3%
Common Stocks	49.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000097939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	Class II
Trading Symbol	MGTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	0.99%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[6]
AssetsNet	$ 82,387,014
Holdings Count | Holding	1,398
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$82,387,014
# of Portfolio Holdings	1,398
Portfolio Turnover Rate	29%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.7%
Oceania	2.2%
South America	2.7%
Asia	8.5%
Europe	19.4%
North America	66.4%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.6%
Supranational	0.8%
Asset-Backed Securities	0.9%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	3.6%
Corporate Bonds	6.7%
U.S. Treasury Securities	7.2%
Short-Term Investments	8.0%
Sovereign	21.3%
Common Stocks	49.6%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011757
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	Class I
Trading Symbol	MEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.56%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[7]
AssetsNet	$ 569,656,420
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$569,656,420
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Industrials	4.7%
Communication Services	8.8%
Financials	10.9%
Consumer Discretionary	14.9%
Health Care	16.1%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	6.9%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.6%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	Class II
Trading Symbol	MEGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[8]
AssetsNet	$ 569,656,420
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$569,656,420
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	0.6%
Short-Term Investments	1.0%
Industrials	4.7%
Communication Services	8.8%
Financials	10.9%
Consumer Discretionary	14.9%
Health Care	16.1%
Information Technology	43.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.4%
Tesla, Inc.	9.2%
Royalty Pharma PLC	7.6%
Affirm Holdings, Inc.	6.9%
AppLovin Corp.	6.2%
Roivant Sciences Ltd.	5.2%
Aurora Innovation, Inc.	4.9%
Space Exploration Technologies Corp.	4.8%
DoorDash, Inc.	4.7%
QXO, Inc.	4.6%
Total	67.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011752
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	Class I
Trading Symbol	MEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.09%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[9]
AssetsNet	$ 116,640,862
Holdings Count | Holding	309
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$116,640,862
# of Portfolio Holdings	309
Portfolio Turnover Rate	52%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	3.5%
Not Rated	8.9%
D	1.2%
CC	2.7%
CCC	11.4%
B	33.4%
BB	15.3%
BBB	19.4%
A	3.9%
AA	0.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Common Stocks	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Short-Term Investments	5.5%
Senior Loan Interests	5.0%
Corporate Bonds	20.4%
Sovereign	69.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	Class II
Trading Symbol	MBDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six monthsFootnote Reference1?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.14%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[10]
AssetsNet	$ 116,640,862
Holdings Count | Holding	309
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$116,640,862
# of Portfolio Holdings	309
Portfolio Turnover Rate	52%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	3.5%
Not Rated	8.9%
D	1.2%
CC	2.7%
CCC	11.4%
B	33.4%
BB	15.3%
BBB	19.4%
A	3.9%
AA	0.3%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Common Stocks	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Short-Term Investments	5.5%
Senior Loan Interests	5.0%
Corporate Bonds	20.4%
Sovereign	69.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized